Reorganization, Share Split and Acquisitions (Share Split and Issuances, Narrative) (Details) (USD $)					1 Months Ended			1 Months Ended											1 Months Ended
	Dec. 31, 2013 Class A ordinary shares [Member]	Dec. 31, 2012 Class A ordinary shares [Member]	Dec. 31, 2013 Class B ordinary shares [Member]	Dec. 31, 2012 Class B ordinary shares [Member]	May 31, 2008 Changyou.com Limited [Member] Ordinary shares [Member]	Mar. 16, 2009 Changyou.com Limited [Member] Ordinary shares [Member]	Dec. 31, 2008 Changyou.com Limited [Member] Ordinary shares [Member]	Dec. 31, 2008 Changyou.com Limited [Member] Ordinary shares [Member] Sohu.com (Game) Limited [Member]	Jun. 30, 2008 Changyou.com Limited [Member] Ordinary shares [Member] Sohu.com (Game) Limited [Member]	Dec. 31, 2013 Changyou.com Limited [Member] Class A ordinary shares [Member]	Dec. 31, 2012 Changyou.com Limited [Member] Class A ordinary shares [Member]	Apr. 07, 2009 Changyou.com Limited [Member] Class A ordinary shares [Member]	Mar. 16, 2009 Changyou.com Limited [Member] Class A ordinary shares [Member]	Dec. 31, 2008 Changyou.com Limited [Member] Class A ordinary shares [Member]	Dec. 31, 2013 Changyou.com Limited [Member] Class B ordinary shares [Member]	Dec. 31, 2012 Changyou.com Limited [Member] Class B ordinary shares [Member]	Mar. 16, 2009 Changyou.com Limited [Member] Class B ordinary shares [Member]	Dec. 31, 2008 Changyou.com Limited [Member] Class B ordinary shares [Member]	Dec. 31, 2008 Changyou.com Limited [Member] Class B ordinary shares [Member] Sohu.com (Game) Limited [Member]
Share Split and Issuances [Line Items]
Common stock, par or stated value per share, before stock split					$ 1.00
Common stock, par or stated value per share, after stock split					$ 0.01
Stock authorized during period, shares, stock splits					5,000,000
Stock issued during period, shares, stock splits					5,000,000
Stock outstanding during period, shares, stock splits					5,000,000
Ordinary shares, authorized	200,000,000		97,740,000		10,000,000	297,740,000	109,774,000			200,000,000			200,000,000	100,000,000	97,740,000		97,740,000	9,774,000
Ordinary shares, par value	$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01			$ 0.01					$ 0.01
Ordinary shares, issued									3,500,000										8,000,000
Ordinary shares, outstanding	23,184,000	21,494,000	82,490,000	84,290,000					8,500,000	23,184,000	21,494,000	17,250,000			82,490,000	84,290,000
Percentage of outstanding shares held by Sohu.com (Game) Limited									100.00%
Ordinary shares transferred to the company for cancellation								8,500,000